Expense Example	Nov. 10, 2025 USD ($)
LCAM Strategic Income Fund | LCAM Strategic Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	368
LCAM Total Return Fund | LCAM Total Return Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	$ 284